Debt and Other Financing Arrangements - Debt and Capital Lease Obligations (Parenthetical) (Detail) (6.375% Senior Notes Due 2022 [Member])	Mar. 31, 2013	Nov. 20, 2012	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Debt Instrument [Line Items]
Notes, interest rate	6.375%	6.375%	6.375%	6.375%